Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Summary of Consolidated Net Revenues Disaggregated by Product Group, Geographical Region of Shipment and Nature

The following tables present the Company’s consolidated net revenues disaggregated by geographical region of shipment and nature.

	Year ended
	December 31, 2018	December 31, 2017
Net revenues by geographical region of shipment(1)
EMEA	2,478	2,142
Americas	1,264	1,085
Asia Pacific	5,922	5,120

Total revenues	9,664	8,347

Net revenues by nature
Revenues from sale of products	9,461	8,175
Revenues from sale of services	151	133
Other revenues	52	39

Total revenues	9,664	8,347

Net revenues by market channel(2)
Original Equipment Manufacturers (“OEM”)	6,325	5,549
Distribution	3,339	2,798

Total revenues	9,664	8,347

(1)

Net revenues by geographical region of shipment are classified by location of customer invoiced or reclassified by shipment destination in line with customer demand. For example, products ordered by U.S.-based companies to be invoiced to Asia Pacific affiliates are classified as Asia Pacific revenues.

(2)

Original Equipment Manufacturers (“OEM”) are the end-customers to which the Company provides direct marketing application engineering support, while Distribution customers refers to the distributors and representatives that the Company engages to distribute its products around the world.